SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
SELECTED QUARTERLY FINANCIAL DATA
Net sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Gross profit	0	0	0	0	0	0	0	0
Operating loss	(1,354,812)	(1,241,700)	(1,154,569)	(1,619,567)	(1,524,305)	(1,572,261)	(1,507,366)	(1,767,824)	(5,370,648)	(6,371,757)
Net loss	$ (1,395,373)	$ (904,367)	$ (731,884)	$ (1,659,754)	$ (828,144)	$ (1,289,162)	$ 169,962	$ (2,600,237)	$ (4,691,377)	$ (4,547,582)
Net income (loss) per share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.00	$ 0.00	$ (0.02)	$ (0.03)
Weighted average shares - basic and diluted	192,855,962	188,340,505	186,897,947	184,102,916					188,051,683	166,339,862
Weighted average shares - basic					172,575,820	168,396,553	163,285,738	161,057,300
Weighted average shares - diluted					172,575,820	168,396,553	163,620,980	161,057,300